UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               MFP Investors LLC
Address:            51 JFK Parkway
                    2nd Floor
                    Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Stuart Pistol
Title:              Chief Financial Officer
Phone               (973) 921-2210


Signature, Place, and Date of Signing:

    /s/ Stuart Pistol                 Short Hills, NJ                   2/09/07
--------------------------            ---------------                   -------
   [Signature]                         [City, State]                     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                           0
                                                            -

Form 13F Information Table Entry Total:                     77
                                                            --

Form 13F Information Table Value Total:                     $616,241
                                                            --------
                                                            (thousands)

List of Other Included Managers  NONE






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
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                   COLUMN 1                  COLUMN 2                  COLUMN 3              COLUMN 4                    COLUMN 5
                   --------                  --------                  --------              --------                    --------

                                                                                               VALUE        SHRS OR       SH/
                NAME OF ISSUER            TITLE OF CLASS                 CUSIP               (x$1000)       PRN AMT       PRN
                --------------            --------------                 -----               --------       -------       ---

Abington Community Bancorp Inc.                  COM                     00350R106           2,398          125,000        SH
Allied World Assur Hldg Ltd.                     SHS                     G0219G203           9,568          219,297        SH
American Greetings Corp.                         CL A                    026375105          22,199          930,000        SH
American International Group, Inc.               COM                     026874107          31,530          440,000        SH
Arkansas Best Corp.                              COM                     040790107           1,800           50,000        SH
Astoria Financial Corp                           COM                     046265104           5,429          180,000        SH
Autoliv Inc.                                     COM                     052800109           3,317           55,000        SH
BKF Cap Group Inc.                               COM                     05548G102           1,262          376,700        SH
BNCCORP Inc.                                     COM                     055936108           1,905          147,250        SH
Benjamin Franklin Bancorp Inc.                   COM                     082073107           1,542           94,600        SH
Centennial Bank Holdings Inc.                    COM                     151345303           9,010          952,400        SH
Comcast Corp. New                                CL A SPL                20030N200           9,214          220,000        SH
ConocoPhillips                                   COM                     20825C104          10,073          140,000        SH
Conseco Inc.                                     PFD B CV 5.50%          208464867           2,494          100,000        SH
Conseco Inc                                      COM NEW                 208464883          21,424        1,072,273        SH
Dearborn Bancorp Inc.                            COM                     24242R108           3,504          184,400        SH
Diamond Offshore Drilling, Inc.                  COM                     25271C102           9,593          120,000        SH
Dow Jones & Co Inc.                              COM                     260561105          13,338          351,000        SH
Duckwall-Alco Stores, Inc.                       COM                     264142100           6,266          160,656        SH
Emmis Communications Corp                        CL A                    291525103           3,673          445,700        SH
Enstar Group Inc GA                              COM                     29358R107           9,946          103,715        SH
Farmer Bros Co.                                  COM                     307675108           6,286          294,405        SH
Finish Line Inc                                  CL A                    317923100           1,852          129,700        SH
Florida East Coast Industries Inc.               COM                     340632108          22,773          382,100        SH
Flushing Financial Corp.                         COM                     343873105           2,663          156,000        SH
Foot Locker Inc.                                 COM                     344849104           2,303          105,000        SH
Franklin Bank Corp. DEL                          COM                     352451108          13,043          635,000        SH
GAMCO Investors Inc.                             COM                     361438104           8,177          212,600        SH
Gateway Inc.                                     COM                     367626108           5,276        2,625,000        SH
Gencorp Inc.                                     COM                     368682100           1,472          105,000        SH
Goodyear Tire & Rubber Co                        COM                     382550101          14,714          701,000        SH
Great Atlantic & Pac Tea Inc.                    COM                     390064103           3,604          140,000        SH
Harrington West Finl Group Inc                   COM                     41383L104           1,035           60,000        SH
Healthsouth Corp.                                COM                     421924309           1,155           51,000        SH
Hearst-Argyle Television, Inc.                   COM                     422317107           9,782          383,600        SH
Hudson City Bancorp                              COM                     443683107          22,208        1,600,000        SH
Johnson Outdoors Inc.                            CL A                    479167108           6,351          342,100        SH
Kaiser Aluminum Corp.                            COM PAR $0.01           483007704           5,883          105,100        SH
Keweenaw Land Association Ltd.                   COM                     493026108           2,122           11,855        SH
Lamson & Sessions Co.                            COM                     513696104           5,340          220,100        SH
Liberty Media Holding Corp                       CAP COM SER A           53071M302           5,193           53,000        SH
Limited Brands, Inc.                             COM                     532716107           8,682          300,000        SH
Lydall Inc Del                                   COM                     550819106             808           74,700        SH
Lynch Interactive Corp.                          COM                     551146202             853              275        SH
MVC Capital Inc.                                 COM                     553829102          13,356          999,700        SH
MarkWest Hydrocarbon Inc.                        COM                     570762104          16,643          342,800        SH
McClatchy Co                                     CL A                    579489105          19,826          457,874        SH
Medallion Financial Corp.                        COM                     583928106           2,091          169,000        SH
Millicon Intl Cellular S.A.                      SHS NEW                 L6388F110           6,657          108,000        SH
Motorola, Inc.                                   COM                     620076109           4,112          200,000        SH
Mueller Water Products Inc.                      COM SER B               624758207           8,002          537,043        SH
Northeast Cmnty Bancorp Inc.                     COM                     664112109           1,844          150,000        SH
Northwest Bancorp Inc PA                         COM                     667328108           2,746          100,000        SH
NorthWestern Corp.                               COM NEW                 668074305           6,722          190,000        SH
Novoste Corp.                                    COM NEW                 67010C209             181           67,062        SH
Oglebay Norton Co.                               COM                     677007205          13,143          677,495        SH
OneBeacon Insurance Group Ltd.                   CL A                    G67742109           6,300          225,000        SH
PNC Financial Services Group Inc.                COM                     693475105          17,029          230,000        SH
Peapack-Gladstone Financial Corp.                COM                     704699107           1,751           62,300        SH
Pfizer Inc.                                      COM                     717081103           8,677          335,000        SH
Prudential Bancorp Inc. PA                       COM                     744319104           2,633          196,500        SH
Rome Bancorp Inc. New                            COM                     77587P103             510           40,000        SH
Saks Inc.                                        COM                     79377W108           3,436          192,800        SH
Sears Holdings Corp.                             COM                     812350106          41,324          246,077        SH
Sony Corp                                        ADR NEW                 835699307           4,283          100,000        SH
State Bancorp Inc N.Y.                           COM                     855716106           1,340           80,000        SH
Sun-Times Media Group Inc.                       COM                     86688Q100           8,390        1,708,800        SH
TD Banknorth, Inc.                               COM                     87235A101           8,716          270,000        SH
Time Warner Inc.                                 COM                     887317105          13,939          640,000        SH
Tribune Company New                              COM                     896047107          15,439          501,600        SH
TYCO International Ltd. New                      COM                     902124106          32,832        1,080,000        SH
USA Mobility Inc.                                COM                     90341G103           5,657          252,900        SH
UnionBanCal Corp.                                COM                     908906100           2,499           40,800        SH
Walter Inds Inc.                                 COM                     93317Q105           8,791          325,000        SH
Warwick Valley Tel Co                            COM                     936750108           1,969          111,002        SH
White Mtns Ins Group Ltd.                        COM                     G9618E107           3,129            5,400        SH
Yankee Candle Inc.                               COM                     984757104           1,214           35,400        SH


[table continue



                   COLUMN 1                                   COLUMN 6            COLUMN 7                          COLUMN 8
                   --------                                   --------            --------                          --------

                                            PUT/         INVESTMENT             OTHER        VOTING AUTHORITY
                NAME OF ISSUER              CALL         DISCRETION           MANAGERS            SOLE          SHARED       NONE
                --------------              ----         ----------           --------            ----          ------       ----

Abington Community Bancorp Inc.                             SOLE                                 125,000
Allied World Assur Hldg Ltd.                                SOLE                                 219,297
American Greetings Corp.                                    SOLE                                 930,000
American International Group, Inc.                          SOLE                                 440,000
Arkansas Best Corp.                                         SOLE                                  50,000
Astoria Financial Corp                                      SOLE                                 180,000
Autoliv Inc.                                                SOLE                                  55,000
BKF Cap Group Inc.                                          SOLE                                 376,700
BNCCORP Inc.                                                SOLE                                 147,250
Benjamin Franklin Bancorp Inc.                              SOLE                                  94,600
Centennial Bank Holdings Inc.                               SOLE                                 952,400
Comcast Corp. New                                           SOLE                                 220,000
ConocoPhillips                                              SOLE                                 140,000
Conseco Inc.                                                SOLE                                 100,000
Conseco Inc                                                 SOLE                               1,072,273
Dearborn Bancorp Inc.                                       SOLE                                 184,400
Diamond Offshore Drilling, Inc.                             SOLE                                 120,000
Dow Jones & Co Inc.                                         SOLE                                 351,000
Duckwall-Alco Stores, Inc.                                  SOLE                                 160,656
Emmis Communications Corp                                   SOLE                                 445,700
Enstar Group Inc GA                                         SOLE                                 103,715
Farmer Bros Co.                                             SOLE                                 294,405
Finish Line Inc                                             SOLE                                 129,700
Florida East Coast Industries Inc.                          SOLE                                 382,100
Flushing Financial Corp.                                    SOLE                                 156,000
Foot Locker Inc.                                            SOLE                                 105,000
Franklin Bank Corp. DEL                                     SOLE                                 635,000
GAMCO Investors Inc.                                        SOLE                                 212,600
Gateway Inc.                                                SOLE                               2,625,000
Gencorp Inc.                                                SOLE                                 105,000
Goodyear Tire & Rubber Co                                   SOLE                                 701,000
Great Atlantic & Pac Tea Inc.                               SOLE                                 140,000
Harrington West Finl Group Inc                              SOLE                                  60,000
Healthsouth Corp.                                           SOLE                                  51,000
Hearst-Argyle Television, Inc.                              SOLE                                 383,600
Hudson City Bancorp                                         SOLE                               1,600,000
Johnson Outdoors Inc.                                       SOLE                                 342,100
Kaiser Aluminum Corp.                                       SOLE                                 105,100
Keweenaw Land Association Ltd.                              SOLE                                  11,855
Lamson & Sessions Co.                                       SOLE                                 220,100
Liberty Media Holding Corp                                  SOLE                                  53,000
Limited Brands, Inc.                                        SOLE                                 300,000
Lydall Inc Del                                              SOLE                                  74,700
Lynch Interactive Corp.                                     SOLE                                     275
MVC Capital Inc.                                            SOLE                                 999,700
MarkWest Hydrocarbon Inc.                                   SOLE                                 342,800
McClatchy Co                                                SOLE                                 457,874
Medallion Financial Corp.                                   SOLE                                 169,000
Millicon Intl Cellular S.A.                                 SOLE                                 108,000
Motorola, Inc.                                              SOLE                                 200,000
Mueller Water Products Inc.                                 SOLE                                 537,043
Northeast Cmnty Bancorp Inc.                                SOLE                                 150,000
Northwest Bancorp Inc PA                                    SOLE                                 100,000
NorthWestern Corp.                                          SOLE                                 190,000
Novoste Corp.                                               SOLE                                  67,062
Oglebay Norton Co.                                          SOLE                                 677,495
OneBeacon Insurance Group Ltd.                              SOLE                                 225,000
PNC Financial Services Group Inc.                           SOLE                                 230,000
Peapack-Gladstone Financial Corp.                           SOLE                                  62,300
Pfizer Inc.                                                 SOLE                                 335,000
Prudential Bancorp Inc. PA                                  SOLE                                 196,500
Rome Bancorp Inc. New                                       SOLE                                  40,000
Saks Inc.                                                   SOLE                                 192,800
Sears Holdings Corp.                                        SOLE                                 246,077
Sony Corp                                                   SOLE                                 100,000
State Bancorp Inc N.Y.                                      SOLE                                  80,000
Sun-Times Media Group Inc.                                  SOLE                               1,708,800
TD Banknorth, Inc.                                          SOLE                                 270,000
Time Warner Inc.                                            SOLE                                 640,000
Tribune Company New                                         SOLE                                 501,600
TYCO International Ltd. New                                 SOLE                               1,080,000
USA Mobility Inc.                                           SOLE                                 252,900
UnionBanCal Corp.                                           SOLE                                  40,800
Walter Inds Inc.                                            SOLE                                 325,000
Warwick Valley Tel Co                                       SOLE                                 111,002
White Mtns Ins Group Ltd.                                   SOLE                                   5,400
Yankee Candle Inc.                                          SOLE                                  35,400
